Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Valuation allowance	$ 222,350	$ 8,285
Net operating loss carryforwards	$ 1,616,596
Minimum [Member]
Operating loss carry forwards expiration date	2028
Maximum [Member]
Operating loss carry forwards expiration date	2033